First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 59.0%
	Air Freight & Logistics – 2.0%
17,610	Atlas Air Worldwide Holdings, Inc. (a)	$1,781,075
	Auto Components – 1.5%
67,426	Tenneco, Inc., Class A (a) (b)	1,328,292
	Banks – 8.8%
129,544	First Horizon Corp.	3,175,123
227,645	Umpqua Holdings Corp. (b)	4,525,583
		7,700,706
	Biotechnology – 0.1%
4,631	Biohaven Ltd. (a) (b)	76,736
	Capital Markets – 2.9%
66,665	Cowen, Inc., Class A	2,574,602
	Construction & Engineering – 0.7%
7,550	MasTec, Inc. (a)	581,954
	Electronic Equipment, Instruments & Components – 1.6%
6,010	Rogers Corp. (a) (b)	1,414,333
	Gas Utilities – 1.9%
48,671	South Jersey Industries, Inc. (b)	1,687,424
	Health Care Equipment & Supplies – 3.9%
107,568	Meridian Bioscience, Inc. (a)	3,438,949
	Health Care Providers & Services – 6.5%
149,523	1Life Healthcare, Inc. (a)	2,556,843
14,879	LHC Group, Inc. (a) (b)	2,486,281
21,985	Signify Health, Inc., Class A (a)	642,622
		5,685,746
	IT Services – 8.7%
38,427	Computer Services, Inc.	2,219,159
233,659	MoneyGram International, Inc. (a) (b)	2,474,449
86,093	Switch, Inc., Class A (b)	2,931,467
		7,625,075
	Media – 2.3%
95,378	TEGNA, Inc. (b)	1,991,493
	Pharmaceuticals – 1.5%
85,401	Aerie Pharmaceuticals, Inc. (a)	1,299,803
	Semiconductors & Semiconductor Equipment – 0.0%
16	Entegris, Inc.	1,269
Shares	Description	Value

	Software – 9.4%
278,164	BTRS Holdings, Inc., Class 1 (a)	$2,625,868
94,525	ChannelAdvisor Corp. (a)	2,177,856
45,015	Zendesk, Inc. (a)	3,452,200
		8,255,924
	Thrifts & Mortgage Finance – 7.2%
163,248	Flagstar Bancorp, Inc. (b)	6,317,698
	Total Common Stocks	51,761,079
	(Cost $50,849,082)
REAL ESTATE INVESTMENT TRUSTS – 4.0%
	Equity Real Estate Investment Trusts – 4.0%
109,571	STORE Capital Corp.	3,484,358
	(Cost $3,448,036)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 2.3%
	Oil, Gas & Consumable Fuels – 2.3%
96,591	PBF Logistics, L.P.	2,059,320
	(Cost $1,924,896)
	Total Investments – 65.3%	57,304,757
	(Cost $56,222,014)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (14.0)%
	Banks – (5.2)%
(135,042)	Columbia Banking System, Inc.	(4,519,856)
	Construction & Engineering – (0.6)%
(7,376)	MasTec, Inc. (a)	(568,542)
	Oil, Gas & Consumable Fuels – (1.3)%
(25,472)	PBF Energy, Inc., Class A	(1,127,136)
	Thrifts & Mortgage Finance – (6.9)%
(654,570)	New York Community Bancorp, Inc.	(6,094,046)
	Total Investments Sold Short – (14.0)%	(12,309,580)
	(Proceeds $12,074,968)
	Net Other Assets and Liabilities – 48.7%	42,698,355
	Net Assets – 100.0%	$87,693,532

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$51,761,079	$51,761,079	$—	$—
Real Estate Investment Trusts*	3,484,358	3,484,358	—	—
Master Limited Partnerships*	2,059,320	2,059,320	—	—
Total Investments	$ 57,304,757	$ 57,304,757	$—	$—

LIABILITIES TABLE
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(12,309,580)	$(12,309,580)	$—	$—

*	See Portfolio of Investments for industry breakout.